Cost Reduction Initiatives (Tables)	6 Months Ended
Jun. 30, 2011
Cost Reduction Initiatives (Tables)
Remaining Accrual
Total
(in millions)
Balance as of December 31, 2010	$17
Incurred	-
Settled	(9)
Adjustments	(2)
Balance as of June 30, 2011	$6